As filed with the Securities and Exchange              Registration No. 33-81216
Commission on February 15, 2002                        Registration No. 811-2513
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                                 --------------

                       Post-Effective Amendment No. 22 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 --------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 --------------

It is proposed that this filing will become effective:

           60 days after filing pursuant to paragraph (a)(2) of Rule 485
   -------
      X    on May 1, 2002 pursuant to paragraph (a)(1) of Rule 485
   -------

                            PROSPECTUS - MAY 1, 2002


THE CONTRACTS. The contracts described in this prospectus are group deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company) (formerly known as Aetna Life Insurance and Annuity Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).


WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents                                                         Page 3

You may participate in this contract if you are an eligible employee participating in the State University of New York (SUNY) defined contribution retirement plan or any predecessor SUNY plan under section 403(b) of the Tax Code.

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account). Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section in this prospectus at page 12 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.


GETTING ADDITIONAL INFORMATION You may obtain the May 1, 2002, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-677-4636. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 39 of this prospectus. The SAI is incorporated into this prospectus by reference.



THE FUNDS
ING VP Ascent Portfolio (Class R)(1)
ING VP Balanced Portfolio, Inc. (Class R)(1)
ING VP Bond Portfolio (Class R)(1)
ING VP Crossroads Portfolio (Class R)(1)
ING VP Growth Portfolio (Class R)(1)
ING VP Growth and Income Portfolio (Class R)(1)
ING VP Index Plus Large Cap Portfolio (Class R)(1)
ING VP Index Plus Mid Cap Portfolio (Class R)(1)
ING VP Index Plus Small Cap Portfolio (Class R)(1)
ING VP Legacy Portfolio (Class R)(1)
ING VP Money Market Portfolio (Class R)(1)
ING VP Small Company Portfolio (Class R)(1)
ING VP Technology Portfolio (Class R)(1)
ING VP Value Opportunity Portfolio (Class R)(1)
ING VP Emerging Markets Fund, Inc.(1)
ING VP Natural Resources Trust(1)(2)
ING VP SmallCap Opportunities Portfolio (Class R)(1)
ING Alger Aggressive Growth Portfolio (Service Class)(1)
ING MFS Capital Opportunities Portfolio (Initial Class)(1)
ING MFS Emerging Equities Portfolio (Initial Class)(1)
ING MFS Research Portfolio (Initial Class)(1)
ING PIMCO Total Return Portfolio (Service Class)
ING Scudder International Growth Portfolio (Initial Class)(1)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)(1)
AIM V.I. Premier Equity Fund (Series I)(1)
Calvert Social Balanced Portfolio
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
Fidelity(R) VIP Growth Portfolio (Initial Class)
Fidelity(R) VIP High Income Portfolio (Initial Class)
Fidelity(R) VIP II Asset Manager(SM) Portfolio (Initial Class)
Fidelity(R) VIP II Contrafund(R) Portfolio (Initial Class)
Fidelity(R) VIP II Index 500 Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2 Shares)(1)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)
Janus Aspen Capital Appreciation Portfolio
  (Service Shares)(1)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Lord Abbett Growth and Income Portfolio (Class VC Shares)
Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)
MFS(R) Total Return Series
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pioneer Equity-Income VCT Portfolio (Class I Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Mid-Cap Value VCT Portfolio (Class I Shares)
------------
(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix III - Fund Descriptions on page 45 for a complete list of former and current fund names.
(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

FIXED INTEREST OPTIONS.

-  Guaranteed Accumulation Account
-  Fixed Plus Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

                               TABLE OF CONTENTS

CONTRACT OVERVIEW                                                            4
Who's Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE                                                                    7

CONDENSED FINANCIAL INFORMATION                                             12

INVESTMENT OPTIONS                                                          12

TRANSFERS                                                                   13

CONTRACT PURCHASE OR PARTICIPATION                                          14

CONTRACT OWNERSHIP AND RIGHTS                                               16

RIGHT TO CANCEL                                                             16

FEES                                                                        17

YOUR ACCOUNT VALUE                                                          19

WITHDRAWALS                                                                 21

SYSTEMATIC DISTRIBUTION OPTIONS                                             22

DEATH BENEFIT                                                               23

THE INCOME PHASE                                                            25

TAXATION                                                                    30

OTHER TOPICS                                                                34

The Company -- Variable Annuity Account C -- Performance Reporting -- Voting
Rights -- Contract Distribution -- Contract Modification -- Legal Matters and
Proceedings -- Payment Delay or Suspension -- Intent to Confirm Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                         39

APPENDIX I -- GUARANTEED ACCUMULATION ACCOUNT                               40

APPENDIX II -- FIXED PLUS ACCOUNT                                           42

APPENDIX III -- FUND DESCRIPTIONS                                           44

APPENDIX IV -- CONDENSED FINANCIAL INFORMATION                              45

CONTRACT OVERVIEW

The following is a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO

You (the participant): The individual participating in a retirement plan, where the plan uses the contracts as funding options.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contracts. The contract holder is the trustee of a multiple employer trust approved by the Company to apply for and own the contracts as authorized by SUNY.


We, Us, Our (the Company): ING Life Insurance and Annuity Company. We issue the contract.


                     THE CONTRACT AND YOUR RETIREMENT PLAN

RETIREMENT PLAN (PLAN). A plan sponsor has established a retirement plan for you. The contracts are offered as funding options for that plan. We are not a party to the plan, so the terms and the conditions of the contracts and the plan may differ.

PLAN TYPE. We refer to plans in this prospectus as 403(b), 401(a) and 414(h) plans. For a description, see "Taxation."


USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b), 401(a) or 414(h) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase or Participation."


                                CONTRACT RIGHTS

Under each contract, we establish an employee account and an employer account for you. You have a nonforfeitable right to the value of your employee account and employer account, as determined by the plan administrator in accordance with the terms of the plan. You may exercise certain rights under the contract as permitted by the plan. See "Contract Ownership and Rights."

QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your local representative or write or call the Company through:

Service Center
P.O. Box 12894
Albany, New York 12212-2894
(1-800-677-4636)

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER. If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company through the Service Center to learn what information is required in order for the request to be in "good order."


Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.


We can only act upon written requests that are received in good order.

                                 CONTRACT FACTS

FREE LOOK/RIGHT TO CANCEL. Participants may cancel their purchase no later than 10 days after they receive the document evidencing their participation in the contract. See "Right To Cancel."

DEATH BENEFIT. A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS. During the accumulation phase, you may, subject to the limits in the contract and certification from the plan administrator that you are eligible, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation." Amounts withdrawn from the Guaranteed Accumulation Account may be subject to market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. Subject to the terms of the plan, you may elect to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES. Certain fees are deducted from your account value. See "Fee Table" and "Fees."


TAXATION. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES

I. THE ACCUMULATION PHASE. (accumulating retirement benefits under your contract)


STEP 1: You or the contract holder provide ING Life Insurance and Annuity Company with your completed enrollment materials. The contract holder directs us to set up an employee account and employer account under each contract.


STEP 2: You direct us to invest your account dollars in one or more of the following investment options:
a)  Fixed Interest Options: or
b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

                            Payments to Your Account
                                     Step 1
                     ING Life Insurance and Annuity Company

                                     Step 2
    a) Fixed Interest Options                 b) VARIABLE ANNUITY ACCOUNT C
                                                 Variable Investment Options

                                                      THE SUBACCOUNTS
                                                   A          B        ETC.

                                     Step 3
                      Mutual Fund A           Mutual Fund B

II. THE INCOME PHASE. (receiving income phase payments from your contract)

If you wish to begin receiving payments from your contract, you may elect from the options available. The contract offers several income phase payment options. See "The Income Phase." In general, you may:

-    Receive income phase payments over a lifetime or for a specified period;
- Receive income phase payments monthly, quarterly, semi-annually or annually;
- Select an income phase payment option that provides a death benefit to your beneficiary(ies); or
- Select fixed income phase payments or payments that vary based upon the performance of the variable investment options you select.

IN THIS SECTION:
-  Fees Deducted from Investments in the Subaccounts
-  Fees Deducted by the Funds
-  Hypothetical Examples

ALSO SEE THE "FEES" SECTION FOR:
-  How, When and Why Fees are Deducted
-  Premium and Other Taxes

SEE "THE INCOME PHASE" FOR:
-  Fees During the Income Phase

FEE TABLE
The tables and examples in this section show the fees that may affect your account during the accumulation phase. See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.


FEES DEDUCTED FROM THE ING VP MONEY MARKET PORTFOLIO SUBACCOUNT
(Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)

 MORTALITY AND EXPENSE RISK CHARGE     0.10%(1)
 ADMINISTRATIVE EXPENSE CHARGE         0.25%(2)
                                       -------
 TOTAL SEPARATE ACCOUNT EXPENSES       0.35%
                                       =======

FEES DEDUCTED FROM ALL OTHER ING FUND/PORTFOLIO SUBACCOUNTS
(Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)


 MORTALITY AND EXPENSE RISK CHARGE     0.75%(1)
 ADMINISTRATIVE EXPENSE CHARGE         0.25%(2)
                                       -------
 TOTAL SEPARATE ACCOUNT EXPENSES       1.00%
                                       =======

FEES DEDUCTED FROM NON-ING SUBACCOUNTS
(Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)

MORTALITY AND EXPENSE RISK CHARGE      0.85%(1)
ADMINISTRATIVE EXPENSE CHARGE          0.25%(2)
                                       -------
TOTAL SEPARATE ACCOUNT EXPENSES        1.10%
                                       =======

----------
(1) The charge stated above applies to the accumulation phase only. During the income phase, the mortality and expense risk charge is 1.25% on an annual basis of amounts invested in the subaccounts.
(2)This charge is currently only deducted during the accumulation phase. We are not currently deducting this charge during the income phase, although we reserve the right to do so.

FEES DEDUCTED BY THE FUNDS


USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectus for additional information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2001.

FUND EXPENSE TABLE(1)
[TO BE UPDATED BY POST EFFECTIVE AMENDMENT]

                   FUND NAME                                   MANAGEMENT  12b-1    OTHER     TOTAL FUND   FEES AND     TOTAL NET
                                                               (ADVISORY)   FEE    EXPENSES     ANNUAL     EXPENSES        FUND
                                                                  FEES                         EXPENSES    WAIVED OR      ANNUAL
                                                                                                           REIMBURSED    EXPENSES
ING VP Ascent Portfolio (Class R)
ING VP Balanced Portfolio, Inc. (Class R)
ING VP Bond Portfolio (Class R)
ING VP Crossroads Portfolio (Class R)
ING VP Growth Portfolio (Class R)
ING VP Growth and Income Portfolio  (Class R)
ING VP Index Plus Large Cap Portfolio (Class R)
ING VP Index Plus Mid Cap Portfolio (Class R)
ING VP Index Plus Small Cap Portfolio (Class R)
ING VP Legacy Portfolio (Class R)
ING VP Money Market Portfolio (Class R)
ING VP Small Company Portfolio (Class R)
ING VP Technology Portfolio (Class R)
ING VP Value Opportunity Portfolio (Class R)
ING VP Emerging Markets Fund, Inc.
ING VP Natural Resources Trust
ING VP SmallCap Opportunities Portfolio (Class R)
ING Alger Aggressive Growth Portfolio (Service Class)
ING MFS Capital Opportunities Portfolio (Initial Class)
ING MFS Emerging Equities Portfolio (Initial Class)
ING MFS Research Portfolio (Initial Class)
ING PIMCO Total Return Portfolio (Service Class)
ING Scudder International Growth Portfolio (Initial Class)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)
AIM V.I. Premier Equity Fund (Series I)
Calvert Social Balanced Portfolio
Fidelity(R)VIP Equity-Income Portfolio (Initial Class)
Fidelity(R)VIP Growth Portfolio (Initial Class)
Fidelity(R)VIP High Income Portfolio (Initial Class)
Fidelity(R)VIP II Asset Manager(SM) Portfolio (Initial Class)
Fidelity(R)VIP II Contrafund(R) Portfolio (Initial Class)
Fidelity(R)VIP II Index 500 Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2 Shares)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)
Janus Aspen Capital Appreciation Portfolio (Service Shares)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Lord Abbett Growth and Income Portfolio (Class VC Shares)
Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)
MFS(R) Total Return Series
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pioneer Equity-Income VCT Portfolio (Class I Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Mid-Cap Value VCT Portfolio (Class I Shares)

----------
Footnotes to the "Fund Expense Table"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees--Fund Expenses" for additional information.

[TO BE UPDATED BY POST EFFECTIVE AMENDMENT]


HYPOTHETICAL EXAMPLES
ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted a mortality and expense risk charge of 0.10% on an annual basis for the ING VP Money Market Portfolio subaccount, 0.75% on an annual basis for all other ING Fund/Portfolio subaccounts and 0.85% on an annual basis for all Non-ING subaccounts. We also deducted an administrative expense charge of 0.25% on an annual basis, from all subaccounts. The total fund expenses are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.

-   These examples are purely hypothetical.
- They should not be considered a representation of past or future expenses or expected returns.
- Actual expenses and/or returns may be more or less than those shown in these examples.

WHETHER OR NOT YOU WITHDRAW OR IF YOU SELECT AN INCOME PHASE PAYMENT OPTION AT THE END OF THE PERIODS SHOWN, YOU WOULD PAY THE FOLLOWING FEES:

                                                           1 YEAR         3 YEARS        5 YEARS        10 YEARS
ING VP Ascent Portfolio (Class R)
ING VP Balanced Portfolio, Inc. (Class R)
ING VP Bond Portfolio (Class R)
ING VP Crossroads Portfolio (Class R)
ING VP Growth Portfolio (Class R)
ING VP Growth and Income Portfolio (Class R)
ING VP Index Plus Large Cap Portfolio (Class R)
ING VP Index Plus Mid Cap Portfolio (Class R)
ING VP Index Plus Small Cap Portfolio (Class R)
ING VP Legacy Portfolio (Class R)
ING VP Money Market Portfolio (Class R)
ING VP Small Company Portfolio (Class R)
ING VP Technology Portfolio (Class R)
ING VP Value Opportunity Portfolio (Class R)
ING VP Emerging Markets Fund, Inc.
ING VP Natural Resources Trust
ING VP SmallCap Opportunities Portfolio (Class R)
ING Alger Aggressive Growth Portfolio (Service
Class)
ING MFS Capital Opportunities Portfolio (Initial
Class)
ING MFS Emerging Equities Portfolio (Initial Class)
ING MFS Research Portfolio (Initial Class)
ING PIMCO Total Return Portfolio (Service Class)
ING Scudder International Growth Portfolio (Initial
Class)
ING T. Rowe Price Growth Equity Portfolio (Initial
Class)
AIM V.I. Premier Equity Fund (Series I)
Calvert Social Balanced Portfolio
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
Fidelity(R) VIP Growth Portfolio (Initial Class)
Fidelity(R) VIP High Income Portfolio (Initial Class)

Fidelity(R) VIP II Asset Manager(SM) Portfolio (Initial
Class)
Fidelity(R) VIP II Contrafund(R) Portfolio (Initial Class)
Fidelity(R) VIP II Index 500 Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2
Shares)
Janus Aspen Aggressive Growth Portfolio
(Institutional Shares)
Janus Aspen Capital Appreciation Portfolio (Service
Shares)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio
(Institutional Shares)
Lord Abbett Growth and Income Portfolio (Class VC
Shares)
Lord Abbett Mid-Cap Value Portfolio (Class VC
Shares)
MFS(R) Total Return Series
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pioneer Equity-Income VCT Portfolio (Class I
Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Mid-Cap Value VCT Portfolio (Class I Shares)

CONDENSED FINANCIAL INFORMATION
UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
The contract offers variable investment options and fixed interest options. When we establish your account(s), you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

-   FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix



III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from the Service Center at the address and phone number listed in "Contract Overview-Questions", by accessing the SEC's website, or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed Accumulation Account prospectus.

SELECTING INVESTMENT OPTIONS
- CHOOSE OPTIONS APPROPRIATE FOR YOU. Your ING representative can help you evaluate which investment options may be appropriate for your financial goals.
- UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
- BE INFORMED. Read this prospectus, the fund prospectuses, the fixed interest option appendices and the Guaranteed Accumulation Account prospectus.


LIMITS ON OPTION AVAILABILITY. Some funds and fixed interest options may not be available through certain contracts or plans. We may add, withdraw or substitute funds, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.


LIMITS ON NUMBER OF OPTIONS SELECTED. No more than 18 investment options may be selected for your account at any one time during the accumulation phase.

Each subaccount, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account counts as one option.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS. (MIXED AND SHARED FUNDING)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, is bought for variable life insurance contracts issued by us or other insurance companies.
-   Shared--bought by more than one company
-   Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share values to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which might arise and to determine what action, if any, should be taken to address such conflicts.


TRANSFERS
TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and during the income phase, you may transfer among variable investment options. You may make a request in writing, by telephone or, where applicable, electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers from fixed interest options are restricted as outlined in Appendices I and II.


VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Service Center.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.


THE DOLLAR COST AVERAGING PROGRAM. The contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount from ING VP Money Market Portfolio to the Fixed Plus Account, GAA, or one or more subaccounts that you select. Amounts transferred to or from the Fixed Plus Account and subsequently withdrawn from the contract during the accumulation phase may be subject to the Fixed Plus Account transfer and partial surrender restrictions. (See Appendix II). Amounts transferred from the Guaranteed Accumulation Account before the end of a guaranteed term may be subject to a market value adjustment. (See Appendix I and the Guaranteed Accumulation Account prospectus.) Dollar cost averaging is not permitted into the Pilgrim Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions." This program is not available to participants in the Asset Rebalancing Program.


THE ASSET REBALANCING PROGRAM. This program allows you to have your account value automatically reallocated to specified percentages on a scheduled basis. There is no additional charge for this service. If elected, account values invested in the subaccounts (excluding the ING GET Fund subaccount) will be rebalanced. Account values invested in the Guaranteed Accumulation Account and the Fixed Plus Account will not be rebalanced. To elect to participate in the Asset Rebalancing Program, contact the Service Center. This program is not available to participants in the Dollar Cost Averaging Program.


CONTRACT PURCHASE OR PARTICIPATION
CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group flexible premium deferred variable annuity contracts that the Company offers in connection with retirement plans under Code Section 403(b), 401(a) and 414(h). They are designed to fund the State University of New York (SUNY) defined contribution retirement plan, (the SUNY Plan) and to accept transfers of amounts made to the predecessor program which is qualified under Section 403(b) of the Code.

There are two group deferred variable annuity contracts:

1) The rollover contracts, for transferred assets from the predecessor Section 403(b) optional retirement program; and

2) The modal contracts for ongoing contributions and transferred assets made to the SUNY Plan, a plan qualified under sections 401(a) and 414(h) of the Code.


USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b), 401(a) or 414(h) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative, taking into account the additional fees and expenses you may incur in an annuity.


PURCHASING THE CONTRACT. The contract holder submits the required forms and application to the Company. We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT. To participate in the contract, complete an enrollment form and submit it to the Service Center. (See "Contract Overview --Questions.") If your enrollment is accepted, we establish an employee account and an employer account for each participant.
- Under the rollover contract, we will allocate purchase payments attributable to transfers of after-tax employee contributions made to a predecessor 403(b) plan to the employee account, and purchase payments attributable to a transfer of employer contributions made under the same plan to the employer account.
-   Under the modal contract, we will allocate funds attributable to Code section 414(h) contributions to an employee account, and ongoing payments under Code section 401(a) and transferred funds attributable to Code section 401(a) contributions from another investment provider to an employer account.


ACCEPTANCE OR REJECTION OF APPLICATION OR ENROLLMENT FORMS. We must accept or reject an application or your enrollment forms within two business days of receipt. If the application or enrollment forms are incomplete, we may hold any forms and accompanying purchase payments for five days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the ING VP Money Market Portfolio subaccount until the forms are completed (for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any payments.


ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. You direct us to allocate initial purchase payments among the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See "Investment Options" and "Transfers."


FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:
1. Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.
2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4. Exchanges - If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.


CONTRACT OWNERSHIP AND RIGHTS
WHO OWNS THE CONTRACT? We issue the contract to a trustee of a multiple employer trust that has applied for and owns the contract as authorized by SUNY and the Company.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? You have a nonforfeitable value of your employee account and employer account, as determined by the plan administrator in accordance with the terms of the plan.

WHAT RIGHTS DO I HAVE UNDER THE CONTRACT? You may select the investment options to be used for allocations to your employee account and employer account. You may elect an income phase payment if the plan administrator certifies that you are eligible for a distribution and that the form of annuity is permitted under the terms of the plan.

RIGHT TO CANCEL
WHEN AND HOW TO CANCEL. You may cancel your purchase within ten days after receiving the document evidencing your interest by returning it to the Service Center along with a written notice of cancellation.

REFUNDS. We will produce a refund to you not later than seven days after we receive the document evidencing your interest and the written notice of cancellation at the Service Center. The refund will equal the dollars contributed to your accounts plus any earnings or less any losses attributable to the purchase payments allocated to the variable investment options.

TYPES OF FEES
There are two types of fees your account may incur:
-  Fees Deducted from the Subaccounts
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge
-  Fees Deducted by the Funds
   - Investment Advisory Fees
   - Other Expenses
   - 12b-1 Fees


FEES
The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.

FEES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE


AMOUNT. The mortality and expense risk charge during the accumulation phase is the following percentage on an annual basis of your account value invested in the subaccounts.

ING VP Money Market Portfolio                0.10%
All Other ING Fund/Portfolio subaccounts     0.75%
Non-ING subaccounts                          0.85%

During the income phase, the mortality and expense risk charge is 1.25% on an annual basis of your account value invested in the subaccounts.


WHEN/HOW. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option. We deduct this fee during the accumulation phase and the income phase. See also "The Income Phase - Charges Deducted."

PURPOSE. The fee compensates us for the mortality and expense risks we assume under the contracts.

- The mortality risk are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.
- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

ADMINISTRATIVE EXPENSE CHARGE


AMOUNT. 0.25% on an annual basis from your account value invested in the funds.

WHEN/HOW. We deduct this fee daily during the accumulation phase from your account value held in the subaccounts corresponding to the funds you select. We do not currently deduct this fee during the income phase, although we reserve the right to do so. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from each fund or its affiliate (other than the ING Partners Portfolios, of which the Company is the investment advisor, and the AIM V.I. Premier Equity Fund) for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2001, the amount of such additional payments ranged up to _____% of average net assets held in a fund by the Company. For the AIM V.I. Premier Equity Fund, payments for administrative, recordkeeping or other services provided by the Company may be paid out of fund assets in an amount up to 0.25% annually. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.


WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the funds' investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

Currently, there is no premium tax on annuities under New York regulations. If the state does impose a premium tax, it would be deducted from the amount applied to an income phase payment option. We reserve the right to deduct a charge for state premium tax at any time from the purchase payments(s) or from the account value at any time, but no earlier than when we have a tax liability under state law.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."


CHARGES FOR ING GET FUND

Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:
- Account dollars directed to the fixed interest options, including interest earnings to date; less
- Deductions, if any, from the fixed interest options (e.g., withdrawals, fees); plus
-   The current dollar value of amounts invested in the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."


VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the net investment factor of the subaccount. The "net investment factor" measures the investment performance of the subaccount from one valuation to the next.


Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.


NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:
- The net assets of the fund held by the subaccount as of the current valuation, minus;
- The net assets of the fund held by the subaccount at the preceding valuation, plus or minus;
- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);
- Divided by the total value of the subaccount units at the preceding valuation;
- Minus a daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees, such as guarantee charges for ING GET Fund, deducted from investments in the separate account. See "Fees."
The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

                              $5,000 contribution
                                     STEP 1
                     ING Life Insurance and Annuity Company

                                     STEP 2
                           Variable Annuity Account C
            Subaccount A 300      Subaccount B 80               Etc.
           accumulation units    accumulation units

                                     STEP 3
                       Fund A                     Fund B


STEP 1: You make an initial contribution of $5000.

STEP 2:
A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

STEP 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.


PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Any subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

TAXES, FEES AND DEDUCTIONS Amounts withdrawn may be subject to one or more of the following:

-  Market Value Adjustment (see Appendix I)
-  Tax Penalty (see "Taxation")
-  Tax Withholding (see "Taxation")


To determine which may apply, refer to the appropriate sections of this prospectus, contact your ING representative or call the Service Center at the number listed in "Contract Overview--Questions."


WITHDRAWALS

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the Fixed Plus Account, you may withdraw all or a portion of your account value at any time during the accumulation phase. Your plan administrator must certify that you are eligible, both as to the timing and form of distribution.

STEPS FOR MAKING A WITHDRAWAL. You must:

-   Select the withdrawal amount.

1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) plus the amount available for withdrawal from the Fixed Plus Account.

2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. The amounts available from the Fixed Plus Account may be limited.

    For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix II.

- Select Investment Options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

-   Properly complete a disbursement form and submit it to the Service Center.


CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either: (1) As of the next valuation after we receive a request for withdrawal in good order at the Service Center, or (2) On such later date as specified on the disbursement form.


DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order at the Service Center.


REINVESTMENT PRIVILEGE. The contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.

SYSTEMATIC DISTRIBUTION OPTIONS
AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. In addition, for the employer account and certain employee accounts, the contract holder must provide written certification that the distribution is in accordance with the terms of the plan. To determine what systematic distribution options are available, check with the Company at the Service Center.

The systematic distribution options currently available under the contract include the following:

- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract. You may not elect this option if you have an outstanding contract loan.

- LEO--LIFE EXPECTANCY OPTION. This option provides for annual payments for a number of years equal to your life expectancy or the expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code Section 72. (See "Taxation.")

- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.

    Under ECO, we calculate the minimum distribution amount required by law at the later of age 70 1/2 or retirement, and pay you that amount once a year.

- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or from the Company at the Service Center.

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once a systematic distribution option is elected, you may revoke it at any time by submitting a written request to the Service Center. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again, nor may any other systematic distribution option be elected unless the Tax Code permits it.

CHARGES AND TAXATION. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal through a systematic distribution option may have tax consequences. If you are concerned about tax implications consult a tax adviser before one of these options is elected.

FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A systematic distribution option allows you to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and any accumulation phase fees may apply.

DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase (see "The Income Phase.")

DEATH BENEFIT
The contract provides a death benefit in the event of your death, which is payable to the beneficiary you name for your account.

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

1. Following your death, your beneficiary must provide the Company with proof of death acceptable to us and a payment request in good order.
2.  The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at the Service Center, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:

-   Lump-sum payment;
- Payment in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options"; or
- If the beneficiary is your spouse, payment in accordance with an available systematic distribution option. See "Systematic Distribution Options."

The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-   Leaving your account value invested in the contract; or
- Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options."

THE VALUE OF THE DEATH BENEFIT. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death in good order. Interest, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

Subject to state approval, the contracts provide a guaranteed death benefit if the beneficiary elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:


(a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA; or
(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals or income phase payments made from your account.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

THE INCOME PHASE
During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:

-   Payment start date;
- Income phase payment option (see the income phase payment options table in this section);
-   Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
- Choice of fixed, variable or a combination of both fixed and variable payments; and
- Selection of an assumed net investment rate (only if variable payments are elected).

The account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payment include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, whether fixed, variable or a combination of both fixed and variable payments are selected, and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payment amounts do not vary over time.


VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available during the income phase. You may make up to twelve transfers per calendar year among available variable investment options. For variable income phase payments, an assumed net investment rate must be selected.


PAYMENTS FROM FIXED PLUS ACCOUNT VALUES. If a nonlifetime income phase payment option is selected, for amounts held in the Fixed Plus Account during the accumulation phase, income phase payments may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Company. See "Contract Overview--Questions."

We may have used the following terms in prior prospectuses:

ANNUITY PHASE--Income Phase

ANNUITY OPTION--Payment Option

ANNUITY PAYMENT--Income Phase Payment

ANNUITIZATION--Initiating Income Phase Payments

MINIMUM PAYMENT AMOUNTS. The income phase payment option selected must result in one or both of the following:

-   A first income phase payment of at least $20; or
-   Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you must elect a lump-sum payment.


CHARGES DEDUCTED. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at our Home Office at the following address:

      Customer Service Settlements 5906
      ING U.S. Financial Services
      P.O. Box 2883
      Hartford, CT 06101-8785


TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS
The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.

                      LIFETIME INCOME PHASE PAYMENT OPTIONS

Life Income                        LENGTH OF PAYMENTS: For as long as the
                                   annuitant lives. It is possible that only one
                                   payment will be made should the annuitant die
                                   prior to the second payment's due date.

                                   DEATH BENEFIT-NONE: All payments end upon the annuitant's death.

Life Income--                      LENGTH OF PAYMENTS: For as long as the
Guaranteed Payments                annuitant lives, with payments guaranteed for
                                   a choice of 5-20 years or as otherwise
                                   specified in the contract.

                                   DEATH BENEFIT-PAYMENT TO THE BENEFICIARY: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income--Two Lives             LENGTH OF PAYMENTS: For as long as either
                                   annuitant lives. It is possible that only one
                                   payment will be made should both annuitants
                                   die before the second payment's due date.

                                   CONTINUING PAYMENTS:

                                   (a) This option allows a choice of 100%, 66 2/3 % or 50% of the payment to continue to the surviving annuitant after the first death; or

                                   (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

                                   DEATH BENEFIT--NONE: Payments end after the deaths of both annuitants.


Life Income--                      LENGTH OF PAYMENTS: For as long as either
Two Lives--                        annuitant lives, with payments guaranteed for
Guaranteed Payments                a Minimum of 120 months, or as otherwise
                                   specified in the contract.

                                   CONTINUING PAYMENTS:100% of the payment will continue to the surviving annuitant after the first death.

                                   DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.


Life Income--                      LENGTH OF PAYMENTS: For as long as the
Cash Refund Option--               annuitant lives.
fixed payment only
                                   DEATH BENEFIT--PAYMENT TO THE BENEFICIARY:
                                   Following the annuitant's death, we will pay
                                   a  lump-sum payment equal to the amount
                                   originally applied to the payment option
                                   (less any premium tax) and less the total
                                   amount of fixed income payments paid.


Life Income--Two Lives--           LENGTH OF PAYMENTS: For as long as either
Cash Refund Option--fixed          annuitant lives.
payment only
                                   CONTINUING PAYMENT: 100% of the payment to
                                   continue after the first death.

                                   DEATH BENEFIT--PAYMENT TO THE BENEFICIARY:
                                   When both annuitants die, we will pay a
                                   lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income payments paid.


                               Table continued ->

                    NONLIFETIME INCOME PHASE PAYMENT OPTIONS
Nonlifetime--                      LENGTH OF PAYMENTS: Payments generally may be
Guaranteed                         fixed or variable and may be made for 3-30
Payments                           years. However, for amounts held in the Fixed
                                   Plus Account during the accumulation phase,
                                   the payment must be on a fixed basis and must
                                   be for 6-30 years. In certain cases a
                                   lump-sum  payment may be requested at any
                                   time (see below).

                                   DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
                                   Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Service Center.


CALCULATION OF LUMP-SUM PAYMENTS. If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).

TAXATION

INTRODUCTION
This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:

- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
- We do not make any guarantee about the tax treatment of the contract or transaction involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service.

THE CONTRACT
The contracts are designed to provide retirement benefits to participants under the SUNY Plan. Payments made under Tax Code sections 401(a), 414(h) and 403(b) are permitted under the contracts. SUNY and participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. The tax rules vary according to plan type and the terms and conditions of the plan.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

All distributions from a 401(a) or a 403(b) plan are taxed as received unless:


- The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or
- You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion of the distribution may be excluded from gross income according to the rules detailed in the Tax Code.

In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.


IN THIS SECTION
-   Introduction
-   The Contract
-   Withdrawals and other Distributions
    -   Taxation of Distributions
    -   10% Penalty Tax
-   Withholding for Federal Income Tax Liability
-   Minimum Distribution Requirements
-   Assignment or Transfer of Contracts
-   Exclusion From Gross Income
-   Rules Specific to Certain Plans
-   Restrictions on Distributions
-   Taxation of Gains Prior to Distribution
-   Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

10% PENALTY TAX
Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a) or 403(b) plan.

The 10% penalty tax applies to the taxable portion of a distribution unless one or more of the following have occurred:


(a) You have attained age 59 1/2;
(b) You have become disabled, as defined in the Tax Code;
(c) You have died;
(d) You have separated from service with the plan sponsor at or after age 55;
(e) The distribution is rolled over into another eligible plan or to an IRA in accordance with the Tax Code;
(f) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary and you have had a separation from service with the plan sponsor; or
(g) The distribution is made due to an IRS levy upon your account.


In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code.


WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY
Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, you or a designated beneficiary may elect not to have tax withheld from certain distributions.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS
To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate one or more of the following:


-   Start date for distributions;
-   The time period in which all amounts in your account(s) must be distributed;
    or
-   Distribution amounts.




START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contracts over one of the following time periods:


-   Over your life or the joint lives of you and your designated beneficiary; or
- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.


50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. Different distribution requirements apply if your death occurs:

- After you begin receiving minimum distributions under the contract; or

- Before you begin receiving such distributions.


If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example: If you die September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in either of the following time-frames:

-   Over the life of the designated beneficiary; or
- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL DESIGNATED BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:




-   December 31 of the calendar year following the calendar year of your death;
    or
-   December 31 of the calendar year in which you would have attained age
    70 1/2.

ASSIGNMENT OR TRANSFER OF CONTRACTS
Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.

EXCLUSION FROM GROSS INCOME

In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 403(b) plan to generally no more than $11,000 in 2002. This limit is scheduled to increase as follows:

-   $12,000 in 2003;
-   $13,000 in 2004;
-   $14,000 in 2005;
-   $15,000 in 2006.

After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

Payments to your account(s) will be excluded from your federal gross income only if the plan meets certain nondiscrimination requirements.

CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a) $1,000 as adjusted under Code Section 414(v)(2)(B) and (C) or
(b) the participant's compensation for the year reduced by any other elective deferrals of the participant for the year.




Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

In order to be excludable from gross income, total annual contributions made by you and your employer to a 403(b) plan cannot exceed the limits set by the Tax Code.

RULES SPECIFIC TO CERTAIN PLANS
401(a) PLANS. Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

414(h) PLANS.
Under Tax Code section 414(h), where a governmental employer picks up plan contributions otherwise designated as employee contributions, the contributions are treated as employer contributions. The 414(h) contributions are excluded from the employee's taxable income and are not subject to federal income tax withholding.

RESTRICTIONS ON DISTRIBUTIONS
The SUNY Plan permitted only employee after-tax and employer contributions to the 403(b) plan. The Tax Code imposes no restrictions on distribution of employee after-tax contributions or employer contributions.

TAXATION OF GAINS PRIOR TO DISTRIBUTION
You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a), 414(h) and 403(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" earlier in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Additionally, although earnings under the contract are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner, including participants under Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

TAXATION OF THE COMPANY
We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company", but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS

THE COMPANY
ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.


We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

  151 Farmington Avenue
  Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT C
We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING
We may advertise different types of historical performance for the subaccounts including:

-   Standardized average annual total returns; and
-   Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, and administrative expense charges, if any.)

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except that we may also include performance from the Fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS
Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, you have a fully vested interest in the value of your account. Therefore, under the plan you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Currently, we obtain participant voting instructions directly from participants, subject to receipt of authorization from the contract holder to accept such instructions. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

- During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.
- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.


CONTRACT DISTRIBUTION
The Company's subsidiary, ING Financial Advisers, LLC (IFA) (prior to May 1, 2002, known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. IFA' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


The contracts are offered to the public by individuals who are registered representatives of IFA or other broker-dealers which have entered into a selling arrangement with IFA. We refer to IFA and the other broker-dealers selling the contracts as "distributors."


All registered representatives selling the contracts must also be licensed as insurance agents for the Company.


COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 4% of the first year of payments to an account. Renewal commissions may also be paid on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 4% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

The distributor may be reimbursed for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us or our affiliates and are not deducted from payments to your account.


THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or
- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

TRANSFER OF OWNERSHIP; ASSIGNMENT. No assignment of a contract will be binding on us unless made in writing and sent to us at the Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee of record.

CONTRACT MODIFICATION
We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS
We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurance. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

PAYMENT DELAY OR SUSPENSION
We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances: (a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holidays) when trading on the Exchange is restricted; (b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount's assets; (c) during any other periods the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

INTENT TO CONFIRM QUARTERLY
We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

   General

   Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors


Financial Statements of the Separate Account


Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Service Center at the number listed in "Contract Overview--Questions."

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

GENERAL DISCLOSURE. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

- The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.
- The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

- Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus; or
-   Tax Penalties and/or Tax withholding--see "Taxation".

We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.
- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general, we offer the following guaranteed terms:

-   Short-term--three years or fewer; and
-   Long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, you may:
-   Transfer dollars to a new guaranteed term;
-   Transfer dollars to other available investment options; or

-  Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. GAA can not be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

REINVESTING AMOUNTS WITHDRAWN FROM GAA. If amounts are withdrawn from GAA and then reinvested in GAA, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

                                  APPENDIX II
                               FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available under the contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. We credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

PARTIAL WITHDRAWAL. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at the Service Center. The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option.

FULL WITHDRAWAL. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

- One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, loans, transfers or income phase payments made during the past 12 months;
-   One-fourth of the remaining Fixed Plus Account value 12 months later;
-   One-third of the remaining Fixed Plus Account value 12 months later;
-   One-half of the remaining Fixed Plus Account value 12 months later; and
-   The balance of the Fixed Plus Account value 12 months later.

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:

-   Your death before income phase payments have begun;
- Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments;

- Your account value in the Fixed Plus Account value is $3,500 or less and the amount withdrawn is to be transferred to another investment program under the SUNY Plan provided no withdrawals, transfers or income phase payments have been made from your account within the past 12 months; or
-   When the account value is $4,000 or less and paid to you in a lump sum.

ALTERNATIVE PAYMENT OF FIXED PLUS ACCOUNT VALUES. As an alternative to the payment of Fixed Plus Account values in five annual payments, the contract holder may instead elect an alternative method of payment.

Under the alternative method of payment, within 60 days of the proposed withdrawal date, the contract holder must notify the Company that it intends to surrender the entire contract. Within 30 days after receiving that notice, the Company will tell the contract holder the specific period and interest rate that would apply to a complete surrender of the contract in level, annual payments for a period of up to ten years. Under that payment method, the Company may reduce the interest rate credited to the Fixed Plus Account up to 1.5% from the interest rate being credited upon the date of withdrawal, and the interest rate would remain constant throughout the payment period.

When the contract holder receives the specific information from the Company about the alternative method of payment, the contract holder must irrevocably elect in writing to use either the alternative method of payment, or the payment of Fixed Plus Account values in five annual payments.

TRANSFERS. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at our Service Center. The 20% limit is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option in calculating the 20% limit. The 20% limit will be waived if your account value in Fixed Plus Account is $1,000 or less.

INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income phase payment options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

                                APPENDIX III
                              FUND DESCRIPTIONS


                          LIST OF FUND NAME CHANGES

-----------------------------------------------------------------------------------------------------------------------------
                       CURRENT FUND NAME                                              FORMER FUND NAME
-----------------------------------------------------------------------------------------------------------------------------
ING Generation Portfolios, Inc. - ING VP Ascent Portfolio        Aetna Generation Portfolios, Inc. - Aetna Ascent VP
  (Class R Shares)

ING VP Balanced Portfolio, Inc. (Class R Shares)                 Aetna Balanced VP, Inc.

ING VP Bond Portfolio (Class R Shares)                           Aetna Income Shares d/b/a Aetna Bond VP

ING Generation Portfolios, Inc. - ING VP Crossroads              Aetna Generation Portfolios, Inc. - Aetna Crossroads VP
  Portfolio (Class R Shares)

ING Variable Portfolios, Inc. - ING VP Growth Portfolio          Aetna Variable Portfolios, Inc. - Aetna Growth VP
  (Class R Shares)

ING VP Growth and Income Portfolio (Class R Shares)              Aetna Variable Fund d/b/a Aetna Growth and Income VP

ING Variable Portfolios, Inc. - ING VP Index Plus Large          Aetna Variable Portfolios, Inc. - Aetna Index Plus Large
  Cap Portfolio (Class R Shares)                                   Cap VP

ING Variable Portfolios, Inc. - ING VP Index Plus Mid Cap        Aetna Variable Portfolios, Inc. - Aetna Index Plus Mid Cap
  Portfolio (Class R Shares)                                       VP

ING Variable Portfolios, Inc. - ING VP Index Plus Small          Aetna Variable Portfolios, Inc. - Aetna Index Plus Small
  Cap Portfolio (Class R Shares)                                   Cap VP

ING Generation Portfolios, Inc. - ING VP Legacy Portfolio        Aetna Generation Portfolios, Inc. - Aetna Legacy VP
  (Class R Shares)

ING VP Money Market Portfolio (Class R Shares)                   Aetna Variable Encore Fund d/b/a Aetna Money Market
                                                                   VP

ING Variable Portfolios, Inc. - ING VP Small Company             Aetna Variable Portfolios, Inc. - Aetna Small Company VP
  Portfolio (Class R Shares)

ING Variable Portfolios, Inc. - ING VP Technology                Aetna Variable Portfolios, Inc. - Aetna Technology VP
  Portfolio (Class R Shares)

ING Variable Portfolios, Inc. - ING VP Value Opportunity         Aetna Variable Portfolios, Inc. - Aetna Value Opportunity
  Portfolio (Class R Shares)                                       VP

ING VP Emerging Markets Fund, Inc.                               Pilgrim Emerging Markets Fund, Inc.

ING VP Natural Resources Trust                                   Pilgrim Natural Resources Trust

ING VP SmallCap Opportunities Portfolio (Class R Shares)         Pilgrim VP SmallCap Opportunities Portfolio (Class R
                                                                   Shares)

ING Partners, Inc. - ING Alger Aggressive Growth Portfolio       Portfolio Partners, Inc. - PPI Alger Aggressive Growth
  (Service Class)                                                  Portfolio (Service Class)

ING Partners, Inc. - ING MFS Capital Opportunities               Portfolio Partners, Inc. - PPI MFS Capital Opportunities
  Portfolio (Initial Class)                                        Portfolio (Initial Class)

ING Partners, Inc. - ING MFS Emerging Equities Portfolio         Portfolio Partners, Inc. - PPI MFS Emerging Equities
  (Initial Class)                                                  Portfolio (Initial Class)

ING Partners, Inc. - ING MFS Research Portfolio (Initial         Portfolio Partners, Inc. - PPI MFS Research Growth
  Class)                                                           Portfolio (Initial Class)

ING Partners, Inc. - ING Scudder International Growth            Portfolio Partners, Inc. - PPI Scudder International Growth
  Portfolio (Initial Class)                                        Portfolio (Initial Class)

ING Partners, Inc. - ING T. Rowe Price Growth Equity             Portfolio Partners, Inc. - PPI T. Rowe Price Growth Equity
  Portfolio (Initial Class)                                        Portfolio (Initial Class)

AIM Variable Insurance Funds - AIM V.I. Premier Equity           AIM Variable Insurance Funds - AIM V.I. Value Fund
  Fund (Series I Shares)                                           (Series I Shares)

Franklin Templeton Variable Insurance Products Trust -           Franklin Templeton Variable Insurance Products Trust -
  Franklin Small Cap Value Securities Fund (Class 1 Shares)        Franklin Value Securities Fund (Class 1 Shares)
-----------------------------------------------------------------------------------------------------------------------------

                                FUND DESCRIPTIONS

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM THE SERVICE CENTER AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW - QUESTIONS", BY ACCESSING THE SEC'S WEB SITE, OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.


-------------------------------------------------------------------------------------------------------------------------------
FUND NAME                                  INVESTMENT ADVISER/        INVESTMENT OBJECTIVE
                                           SUBADVISER
-------------------------------------------------------------------------------------------------------------------------------
ING GENERATION PORTFOLIOS, INC. -          ING Investments, LLC       Seeks to provide capital appreciation. Managed for
  ING VP ASCENT PORTFOLIO (formerly                                   investors seeking capital appreciation who generally
  Aetna Generation Portfolios, Inc. -      Subadviser: Aeltus         have an investment horizon exceeding 15 years and who
  Aetna Ascent VP)                         Investment Management,     have a high level of risk tolerance. Under normal
(CLASS R SHARES)                           Inc. (Aeltus)              market conditions, allocates assets among several
                                                                      classes of equities, fixed-income securities
                                                                      (including up to 15% of total assets in high-yield
                                                                      instruments) and money market instruments. The
                                                                      benchmark portfolio is 80% equities and 20%
                                                                      fixed-income under neutral market conditions.

ING VP BALANCED PORTFOLIO, INC.            ING Investments, LLC       Seeks to maximize total return with reasonable safety
  (formerly Aetna Balanced VP, Inc.)                                  of principal by investing in a diversified portfolio
(CLASS R SHARES)                           Subadviser: Aeltus         of stocks, bonds and money market instruments. Under
                                           Investment                 normal market conditions, allocates assets between
                                           Management, Inc.           the following asset classes: equities, such as common
                                           (Aeltus)                   and preferred stocks; and debt, such as bonds,
                                                                      mortgage-related and other asset-backed securities,
                                                                      U.S. Government securities and money market
                                                                      instruments. Typically, maintains approximately 60%
                                                                      of total assets in equities and approximately 40% of
                                                                      total assets in debt (including money market
                                                                      instruments).

ING VP BOND PORTFOLIO (formerly            ING Investments, LLC       Seeks to provide as high a level of total return as
 Aetna Income Shares d/b/a Aetna                                      is consistent with reasonable risk, through
  Bond VP)                                                            investment in a diversified portfolio of
(CLASS R SHARES)                           Subadviser: Aeltus         investment-grade corporate bonds, and debt securities
                                           Investment                 issued or guaranteed by the U.S. Government, its
                                           Management, Inc.           agencies or instrumentalities. Under normal market
                                           (Aeltus)                   conditions, invests at least 80% of net assets in
                                                                      high-grade corporate bonds, mortgage-related and
                                                                      other asset-backed securities, and securities issued
                                                                      or guaranteed by the U.S. Government, its agencies or
                                                                      instrumentalities.

                                     46

ING GENERATION PORTFOLIOS, INC. -          ING Investments, LLC       Managed for investors seeking a balance between
  ING VP CROSSROADS PORTFOLIO                                         income and capital appreciation who generally have an
  (formerly Aetna Generation               Subadviser: Aeltus         investment horizon exceeding ten years and who have a
  Portfolios, Inc. - Aetna Crossroads      Investment                 moderate level of risk tolerance. Under normal market
  VP)                                      Management, Inc.           conditions, allocates assets among several classes of
(CLASS R SHARES)                           (Aeltus)                   equities, fixed-income securities (including up to
                                                                      15% of total assets in high-yield instruments) and
                                                                      money market instruments. The benchmark portfolio is
                                                                      60% equities and 40% fixed-income under neutral
                                                                      market conditions.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC       Seeks growth of capital through investment in a
  VP GROWTH PORTFOLIO (formerly                                       diversified portfolio consisting primarily of common
  Aetna Variable Portfolios, Inc. -        Subadviser: Aeltus         stocks and securities convertible into common stocks
  Aetna Growth VP)                         Investment                 believed to offer growth potential. Under normal
(CLASS R SHARES)                           Management, Inc.           market conditions, invests at least 65% of total
                                           (Aeltus)                   assets in common stocks and securities convertible
                                                                      into common stock. In managing the Portfolio, the
                                                                      Portfolio's subadviser (Aeltus) emphasizes stocks of
                                                                      larger companies, although may invest in companies of
                                                                      any size.

ING VP GROWTH AND INCOME                   ING Investments, LLC       Seeks long-term growth of capital and income through
  PORTFOLIO (formerly Aetna Variable                                  investment in a diversified portfolio consisting
  Fund d/b/a Aetna Growth and              Subadviser: Aeltus         primarily of common stocks and securities convertible
  Income VP)                               Investment                 into common stock believed to offer above-average
(CLASS R SHARES)                           Management, Inc.           growth potential. Under normal market conditions,
                                           (Aeltus)                   invests at least 65% of total assets in common stocks
                                                                      that the Portfolio's subadviser (Aeltus) believes
                                                                      have significant potential for capital appreciation
                                                                      or income growth or both.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC       Seeks to outperform the total return performance of
  VP INDEX PLUS LARGE CAP                                             the Standard & Poor's 500 Composite Index (S&P 500),
  PORTFOLIO (formerly Aetna Variable       Subadviser: Aeltus         while maintaining a market level of risk. Invests at
  Portfolios, Inc. - Aetna Index Plus      Investment                 least 80% of net assets in stocks included in the S&P
  Large Cap VP)                            Management, Inc.           500. The S&P 500 is a stock market index comprised of
(CLASS R SHARES)                           (Aeltus)                   common stocks of 500 of the largest companies traded
                                                                      in the U.S. and selected by Standard & Poor's
                                                                      Corporation. In managing the Portfolio, the
                                                                      Portfolio's subadviser (Aeltus) attempts to achieve
                                                                      the Portfolio's objective by overweighting those
                                                                      stocks in the S&P 500 that Aeltus believes will
                                                                      outperform the index, and underweighting (or avoiding
                                                                      altogether) those stocks that Aeltus believes will
                                                                      underperform the index.

ING VARIABLE PORTFOLIOS, INC. - ING VP     ING Investments, LLC       Seeks to outperform the total return performance of
  INDEX PLUS MID CAP PORTFOLIO (formerly                              the Standard & Poor's MidCap 400 Index (S&P 400),
  Aetna Variable Portfolios, Inc. -        Subadviser: Aeltus         while maintaining a market level of risk. Invests at
  Aetna Index Plus Mid Cap VP)             Investment                 least 80% of net assets in stocks included in the S&P
(CLASS R SHARES)                           Management, Inc.           400. The S&P 400 is a stock market index comprised of
                                           (Aeltus)                   common stocks of 400 mid-capitalization companies
                                                                      traded in the U.S. and selected by Standard & Poor's
                                                                      Corporation. In managing the Portfolio, the
                                                                      Portfolio's subadviser (Aeltus) attempts to achieve
                                                                      the Portfolio's objective by overweighting those
                                                                      stocks in the S&P 400 that Aeltus believes will
                                                                      outperform the index, and underweighting (or avoiding
                                                                      altogether) those stocks that Aeltus believes will
                                                                      underperform the index.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC       Seeks to outperform the total return performance of
  VP INDEX PLUS SMALL CAP PORTFOLIO                                   the Standard and Poor's SmallCap 600 Index (S&P 600),
  (formerly Aetna Variable Portfolios,     Subadviser: Aeltus         while maintaining a market level of risk. Invests at
  Inc. - Aetna Index Plus Small Cap        Investment                 least 80% of net assets in stocks included in the S&P
  VP)                                      Management, Inc.           600. The S&P 600 is a stock market index comprised of
(CLASS R SHARES)                           (Aeltus)                   common stocks of 600 small-capitalization companies
                                                                      traded in the U.S. and selected by Standard & Poor's
                                                                      Corporation. In managing the Portfolio, the
                                                                      Portfolio's subadviser (Aeltus) attempts to achieve
                                                                      the Portfolio's objective by overweighting those
                                                                      stocks in the S&P 600 that Aeltus believes will
                                                                      outperform the index, and underweighting (or avoiding
                                                                      altogether) those stocks that Aeltus believes will
                                                                      underperform the index.

ING GENERATION PORTFOLIOS, INC. -          ING Investments, LLC       Seeks to provide total return consistent with
  ING VP LEGACY PORTFOLIO (formerly                                   preservation of capital. Managed for investors
  Aetna Generation Portfolios, Inc. -      Subadviser: Aeltus         primarily seeking total return consistent with
  Aetna Legacy VP)                         Investment                 capital preservation who generally have an investment
(CLASS R SHARES)                           Management, Inc.           horizon exceeding five years and who have a low level
                                           (Aeltus)                   of risk tolerance. Under normal market conditions,
                                                                      allocates assets among several classes of equities,
                                                                      fixed-income securities (including up to 15% of total
                                                                      assets in high-yield instruments) and money market
                                                                      instruments. The benchmark portfolio is 40% equities
                                                                      and 60% fixed-income under neutral market conditions.

ING VP MONEY MARKET PORTFOLIO              ING Investments, LLC       Seeks to provide high current return, consistent with
 (formerly Aetna Variable Encore                                      preservation of capital and liquidity, through
 Fund d/b/a Aetna Money Market             Subadviser: Aeltus         investment in high-quality money market instruments.
 VP)                                       Investment                 Invests in a diversified portfolio of high-quality
(CLASS R SHARES)                           Management, Inc.           fixed income securities denominated in U.S. dollars,
                                           (Aeltus)                   with short remaining maturities.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC       Seeks growth of capital primarily through investment
  VP SMALL COMPANY PORTFOLIO                                          in a diversified portfolio of common stocks and
  (formerly Aetna Variable Portfolios,     Subadviser: Aeltus         securities convertible into common stocks of
  Inc. - Aetna Small Company VP)           Investment                 companies with smaller market capitalizations. Under
(CLASS R SHARES)                           Management, Inc.           normal market conditions, invests at least 80% of net
                                           (Aeltus)                   assets in common stocks and securities convertible
                                                                      into common stock of small-capitalization companies,
                                                                      defined as: 1) the 2,000 smallest of the 3,000
                                                                      largest U.S. companies (as measured by market
                                                                      capitalization); 2) all companies not included above
                                                                      that are included in the Standard & Poor's SmallCap
                                                                      600 Index or the Russell 2000 Index; and 3) companies
                                                                      with market capitalizations lower than companies
                                                                      included in the first two categories.

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC       Seeks long-term capital appreciation. Invests at
  VP TECHNOLOGY PORTFOLIO (formerly                                   least 80% of net assets in common stocks and
  Aetna Variable Portfolios, Inc. -        Subadviser: Elijah Asset   securities convertible into common stock of companies
  Aetna Technology VP)                     Management,                in the information technology industry sector.
(CLASS R SHARES)                           LLC (EAM)

ING VARIABLE PORTFOLIOS, INC. - ING        ING Investments, LLC       Seeks growth of capital primarily through investment
  VP VALUE OPPORTUNITY PORTFOLIO                                      in a diversified portfolio of common stocks and
  (formerly Aetna Variable Portfolios,     Subadviser: Aeltus         securities convertible into common stock. Under
  Inc. - Aetna Value Opportunity VP)       Investment                 normal market conditions, invests at least 65% of
(CLASS R SHARES)                           Management, Inc.           total assets in common stocks and securities
                                           (Aeltus)                   convertible into common stock.

                                     47

ING VP EMERGING MARKETS FUND,              ING Investments, LLC       Seeks long-term growth of capital primarily through
  INC. (formerly Pilgrim Emerging          (ING Investments)          investment in equity securities and equity
  Markets Fund, Inc.)                                                 equivalents of emerging market companies. Invests at
                                                                      least 65% of net assets in securities of issuers
                                                                      located in at least three countries which generally
                                                                      are considered to be emerging market countries by
                                                                      the international financial community. May invest up
                                                                      to 35% of total assets in securities of U.S. and
                                                                      other developed market issuers, including
                                                                      investment-grade debt securities of U.S. issuers.

ING VP NATURAL RESOURCES TRUST             ING Investments, LLC       Seeks long-term growth of capital through investment
 (formerly Pilgrim Natural Resources       (ING Investments)          primarily in common stocks of companies that own or
  Trust)                                                              develop natural resources and other basic commodities,
                                                                      or supply goods and services to such companies.
                                                                      Current income will not be a factor. Total return
                                                                      will consist primarily of capital appreciation.
                                                                      Normally invests at least 65% of total assets in
                                                                      companies with substantial natural resource assets.
                                                                      Natural resource assets are materials derived from
                                                                      natural resources which have economic value.

ING VP SMALLCAP OPPORTUNITIES              ING Investments, LLC       Seeks long-term capital appreciation. Invests at
  PORTFOLIO (formerly Pilgrim VP           (ING Investments)          least 65% of total assets in the common stock of
  SmallCap Opportunities Portfolio)                                   smaller, lesser-known U.S. companies that the
(CLASS R SHARES)                                                      portfolio manager believes have above average
                                                                      prospects for growth. For this Portfolio, smaller
                                                                      companies are those with market capitalizations that
                                                                      fall within the range of companies in the Russell
                                                                      2000 Index, which is an index that measures the
                                                                      performance of small companies.

ING PARTNERS, INC. - ING ALGER             ING Life Insurance and     Seeks long-term capital appreciation. Invests
  AGGRESSIVE GROWTH PORTFOLIO              Annuity Company            primarily (at least 65% of total assets) in the
  (formerly Portfolio Partners, Inc. -                                equity securities of companies having a market
  PPI Alger Aggressive Growth              Subadviser: Fred Alger     capitalization within the range of companies in the
  Portfolio)                               Management, Inc.           S&P MidCap 400 Index.
(SERVICE CLASS)                            (Alger)

ING PARTNERS, INC. - ING MFS               ING Life Insurance and     Seeks capital appreciation. Invests primarily (at
  CAPITAL OPPORTUNITIES PORTFOLIO          Annuity Company            least 65% of total assets) in common stocks and
  (formerly  Portfolio Partners, Inc. -                               related securities, such as preferred stocks,
  PPI MFS Capital Opportunities            Subadviser:                convertible securities and depositary receipts.
  Portfolio)                               Massachusetts
(INITIAL CLASS)                            Financial Services
                                           Company (MFS)

ING PARTNERS, INC. - ING MFS               ING Life Insurance and     Seeks long-term growth of capital. Invests primarily
  EMERGING EQUITIES PORTFOLIO              Annuity Company            (at least 65% of total assets) in common stocks and
  (formerly Portfolio Partners, Inc. -                                related securities, such as preferred stocks,
  PPI MFS Emerging Equities                Subadviser:                convertible securities and depositary receipts, of
  Portfolio)                               Massachusetts              emerging growth companies.
(INITIAL CLASS)                            Financial Services
                                           Company (MFS)

ING PARTNERS, INC. - ING MFS               ING Life Insurance and     Seeks long-term growth of capital and future income.
  RESEARCH PORTFOLIO (formerly             Annuity Company            Invests primarily (at least 80% of total assets) in
  Portfolio Partners, Inc. - PPI MFS                                  common stocks and related securities, such as
  Research Growth Portfolio)               Subadviser:                preferred stocks, convertible securities and
(INITIAL CLASS)                            Massachusetts              depositary receipts.
                                           Financial Services
                                           Company (MFS)

                                     48

ING PARTNERS, INC. - ING PIMCO             ING Life Insurance and     Seeks maximum total return, consistent with capital
  TOTAL RETURN PORTFOLIO                   Annuity Company            preservation and prudent investment management. Under
(SERVICE CLASS)                                                       normal circumstances, invests at least 65% of its
                                           Subadviser: Pacific        assets in a diversified portfolio of fixed income
                                           Investment                 instruments of varying maturities. The average
                                           Management Company         portfolio duration of this Portfolio normally varies
                                           LLC (PIMCO)                within a three- to six-year time frame based on the
                                                                      Portfolio's subadviser's (PIMCO) forecast for
                                                                      interest rates.

ING PARTNERS, INC. - SCUDDER               ING Life Insurance and     Seeks long-term growth of capital. Invests primarily
  INTERNATIONAL GROWTH PORTFOLIO           Annuity Company            (at least 65% of total assets) in the equity
  (formerly Portfolio Partners, Inc. -                                securities of foreign companies that the Portfolio's
  PPI Scudder International Growth         Subadviser: Scudder        subadviser (Scudder) believes have high growth
  Portfolio)                               Investments, Inc.          potential. Normally invests in securities of at least
(INITIAL CLASS)                            (Scudder)                  three different countries other than the U.S. and
                                                                      will invest in securities in both developed and
                                                                      developing markets.

ING PARTNERS, INC. - ING T. ROWE           ING Life Insurance and     Seeks long-term capital growth, and secondarily,
  PRICE GROWTH EQUITY PORTFOLIO            Annuity Company            increasing dividend income. Invests primarily (at
  (formerly Portfolio Partners, Inc. -                                least 65% of total assets) in the common stocks of a
  PPI T. Rowe Price Growth Equity          Subadviser: T. Rowe        diversified group of growth companies. Seeks
  Portfolio)                               Price Associates, Inc.     investments in companies that have the ability to pay
(INITIAL CLASS)                            (T. Rowe)                  increasing dividends through strong cash flows and
                                                                      whose rates of earnings growth are considered above
                                                                      average.

AIM VARIABLE INSURANCE FUNDS -             A I M Advisors, Inc.       Seeks to achieve long-term growth of capital with a
  AIM V.I. PREMIER EQUITY FUND                                        secondary objective of income. Seeks to meet its
  (formerly AIM V.I. Value Fund)                                      objectives by investing primarily in equity
(SERIES I SHARES)                                                     securities judged by the fund's investment adviser to
                                                                      be undervalued relative to the investment adviser's
                                                                      appraisal of the current or projected earnings of the
                                                                      companies issuing the securities, or relative to
                                                                      current market values of assets owned by the
                                                                      companies issuing the securities or relative to the
                                                                      equity market generally.

CALVERT VARIABLE SERIES, INC. -            Calvert Asset              Seeks to achieve a competitive total return through
  CALVERT SOCIAL BALANCED PORTFOLIO        Management Company,        an actively managed NONDIVERSIFIED portfolio of
                                           Inc.                       stocks, bonds and money market instruments which
                                                                      offer income and capital growth opportunity and which
                                           Subadviser: NCM            satisfy the investment and social criteria for the
                                           Capital Management         portfolio. Typically invests about 60% of its assets
                                           Group, Inc.                in stocks and 40% in bonds or other fixed-income
                                                                      investments. Stock investments are primarily
                                                                      common stock in large-cap companies, while the
                                                                      fixed-income investments are primarily a wide variety
                                                                      of investment grade bonds.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &      Seeks reasonable income. Also considers the potential
  PRODUCTS - FIDELITY VIP EQUITY-          Research Company           for capital appreciation. Seeks to achieve a yield
  INCOME PORTFOLIO                         (FMR)                      which exceeds the composite yield on the securities
(INITIAL CLASS)                                                       comprising the Standard & Poor's 500 Index. Normally
                                           Subadviser: FMR Co.,       invests at least 65% of total assets in income-producing
                                           Inc.                       equity securities, which tends to lead to investments
                                                                      in large cap "value" stocks.




                                     49

FIDELITY(R)VARIABLE INSURANCE              Fidelity Management &     Seeks to achieve capital appreciation. Normally
  PRODUCTS - FIDELITY VIP GROWTH           Research Company           invests primarily in common stocks of companies the
PORTFOLIO                                  (FMR)                      investment adviser believes have above-average growth
(INITIAL CLASS)                                                       potential (often called "growth" stocks).
                                           Subadviser: FMR Co.,
                                           Inc.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &      Seeks a high level of current income while also
  PRODUCTS - FIDELITY VIP HIGH             Research Company (FMR)     considering growth of capital. Normally invests at
  INCOME PORTFOLIO                                                    least 65% of total assets in income-producing debt
(INITIAL CLASS)                            Subadvisers: Fidelity      securities, preferred stocks and convertible
                                           Management &               securities, with an emphasis on lower-quality debt
                                           Research (U.K.) Inc.;      securities.
                                           Fidelity Management &
                                           Research (Far East)
                                           Inc.; Fidelity
                                           Investments Japan
                                           Limited; FMR Co.,Inc.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &      Seeks to obtain high total return with reduced risk
  PRODUCTS - FIDELITY VIP II ASSET         Research Company           over the long term by allocating its assets among
  MANAGER(SM) PORTFOLIO                    (FMR)                      stocks, bonds and short-term instruments. Assets are
(INITIAL CLASS)                                                       allocated among stocks, bonds, and short-term and
                                           Subadvisers: Fidelity      money market instruments, maintaining a neutral mix
                                           Management &               over time of 50% of assets in stocks, 40% of assets
                                           Research (U.K.) Inc.;      in bonds, and 10% of assets in short-term and money
                                           Fidelity Management &      market instruments.
                                           Research (Far East)
                                           Inc.; Fidelity
                                           Investments Japan
                                           Limited; Fidelity
                                           Investments Money
                                           Management, Inc.;
                                           FMR Co., Inc.

FIDELITY(R)VARIABLE INSURANCE              Fidelity Management &      Seeks long-term capital appreciation. Normally
  PRODUCTS - FIDELITY VIP II               Research Company           invests primarily in common stocks of companies whose
  CONTRAFUND(R)PORTFOLIO                   (FMR)                      value the Portfolio's investment adviser (FMR)
(INITIAL CLASS)                                                       believes is not fully recognized by the public.
                                           Subadvisers: Fidelity
                                           Management &
                                           Research (U.K.) Inc.;
                                           Fidelity Management &
                                           Research (Far East)
                                           Inc.; Fidelity
                                           Investments Japan
                                           Limited; FMR Co., Inc.

FIDELITY(R) VARIABLE INSURANCE             Fidelity Management &      Seeks investment results that correspond to the total
  PRODUCTS - FIDELITY VIP II INDEX         Research Company           return of common stocks publicly traded in the United
  500 PORTFOLIO                            (FMR)                      States, as represented by the Standard & Poor's 500
(INITIAL CLASS)                                                       Index (S&P 500). Normally invests at least 80% of
                                           Subadvisers: Bankers       assets in common stocks included in the S&P 500.
                                           Trust Company;
                                           Deutsche Asset
                                           Management, Inc.;
                                           FMR Co., Inc.

                                     50

FRANKLIN TEMPLETON VARIABLE                Franklin Advisory          A NONDIVERSIFIED fund that seeks long-term total
  INSURANCE PRODUCTS TRUST -               Services, LLC              return. Income, while not a goal, is a secondary
  FRANKLIN SMALL CAP VALUE                                            consideration. Under normal market conditions, will
  SECURITIES FUND (formerly Franklin                                  invest at least 80% of total assets in investments of
  Value Securities Fund)                                              small capitalization companies that have a market
(CLASS 2 SHARES)                                                      capitalization of $1.5 billion at the time of
                                                                      purchase.

JANUS ASPEN SERIES - AGGRESSIVE            Janus Capital              A NONDIVERSIFIED Portfolio that seeks long-term
  GROWTH PORTFOLIO                                                    growth of capital. Invests primarily in common stocks
(INSTITUTIONAL SHARES)                                                selected for their growth potential and normally
                                                                      invests at least 50% of its equity assets in
                                                                      medium-sized companies. Medium-sized companies are
                                                                      those whose market capitalization falls within the
                                                                      range of companies in the Standard and Poor's (S&P)
                                                                      MidCap 400 Index.

JANUS ASPEN SERIES - CAPITAL               Janus Capital              A NONDIVERSIFIED Portfolio that seeks long-term
  APPRECIATION PORTFOLIO                                              growth of capital. Invests primarily in common stocks
(SERVICESHARES)                                                       selected for their growth potential. May invest in
                                                                      companies of any size, from larger, well-established
                                                                      companies to smaller, emerging growth companies.

JANUS ASPEN SERIES - GROWTH                Janus Capital              Seeks long-term growth of capital in a manner
PORTFOLIO                                                             consistent with the preservation of capital. Invests
(INSTITUTIONAL SHARES)                                                primarily in common stocks selected for their growth
                                                                      potential. Although it can invest in companies of any
                                                                      size, it generally invests in larger, more
                                                                      established companies.

JANUS ASPEN SERIES - WORLDWIDE             Janus Capital              Seeks long-term growth of capital in a manner
  GROWTH PORTFOLIO                                                    consistent with the preservation of capital. Invests
(INSTITUTIONAL SHARES)                                                primarily in common stocks of companies of any size
                                                                      throughout the world. Normally invests in issuers
                                                                      from at least five different countries, including the
                                                                      United States. May at times invest in fewer than five
                                                                      countries or even in a single country.

LORD ABBETT SERIES FUND, INC. -            Lord, Abbett & Co.         Seeks long-term growth of capital and income without
  GROWTH AND INCOME PORTFOLIO                                         excessive fluctuations in market value. Purchases
(CLASS VC SHARES)                                                     stocks of large, seasoned, U.S. and multinational
                                                                      companies which the Portfolio believes are
                                                                      undervalued. Under normal circumstances, will invest
                                                                      at least 65% of total assets in equity securities of
                                                                      these companies. These securities may include common
                                                                      stocks, convertible bonds, convertible preferred
                                                                      stocks and warrants.

LORD ABBETT SERIES FUND, INC. -            Lord, Abbett & Co.         Seeks capital appreciation through investments,
  MID-CAP VALUE PORTFOLIO                                             primarily in equity securities, which are believed to
(CLASS VC SHARES)                                                     be undervalued in the marketplace. Under normal
                                                                      conditions, will invest at least 65% of total assets
                                                                      in equity securities of mid-sized companies, with
                                                                      market capitalizations of roughly $500 million to $10
                                                                      billion. These securities may include common stocks,
                                                                      convertible bonds, convertible preferred stocks and
                                                                      warrants.

                                     51

MFS(R)VARIABLE INSURANCE TRUST(SM) -       MFS Investment             Seeks mainly to provide above-average income
  MFS(R) TOTAL RETURN SERIES               Management(R)(MFS)         (compared to a portfolio invested entirely in equity
                                                                      securities) consistent with the prudent employment of
                                                                      capital, and secondarily to provide a reasonable
                                                                      opportunity for growth of capital and income. Under
                                                                      normal market conditions, invests at least 40%, but
                                                                      not more than 75%, of net assets in common stocks and
                                                                      related securities (referred to as equity securities)
                                                                      such as preferred stock; bonds, warrants or rights
                                                                      convertible into stock; and depositary receipts for
                                                                      those securities. Invests at least 25% of net assets
                                                                      in non-convertible fixed income securities.

OPPENHEIMER VARIABLE ACCOUNT               OppenheimerFunds,          Seeks long-term capital appreciation by investing a
  FUNDS - OPPENHEIMER GLOBAL               Inc.                       substantial portion of assets in securities of
  SECURITIES FUND/VA                                                  foreign issuers, "growth-type" companies, cyclical
                                                                      industries, and special situations that are
                                                                      considered to have appreciation possibilities.
                                                                      Invests mainly in common stocks and can also buy
                                                                      other equity securities, including preferred stocks
                                                                      and convertible securities in the U.S. and foreign
                                                                      countries. Can invest without limit in any country,
                                                                      including countries with developed or emerging
                                                                      markets, but currently emphasizes investments in
                                                                      developed markets.

OPPENHEIMER VARIABLE ACCOUNT               OppenheimerFunds,          Seeks a high level of current income principally
  FUNDS - OPPENHEIMER STRATEGIC            Inc.                       derived from interest on debt securities. Invests
  BOND FUND/VA                                                        mainly in debt securities of issuers in three market
                                                                      sectors: foreign governments and companies, U.S.
                                                                      Government securities, and lower-grade high-yield
                                                                      securities of U.S. and foreign companies.

PIONEER VARIABLE CONTRACTS TRUST -         Pioneer Investment         Seeks current income and long-term growth of capital
  PIONEER EQUITY-INCOME VCT                Management, Inc.           from a portfolio consisting primarily of income
  PORTFOLIO                                (Pioneer)                  producing equity securities of U.S. corporations.
(CLASS I SHARES)                                                      Normally, invests at least 80% of total assets in
                                                                      income producing equity securities. Income producing
                                                                      equity securities in which the Portfolio may invest
                                                                      include common stocks, preferred stocks and interests
                                                                      in real estate investment trusts.

PIONEER VARIABLE CONTRACTS TRUST -         Pioneer Investment         Seeks reasonable income and capital growth. Invests
  PIONEER FUND VCT PORTFOLIO               Management, Inc.           in a broad list of carefully selected, reasonably
(CLASS I SHARES)                           (Pioneer)                  priced securities rather than in securities whose
                                                                      prices reflect a premium resulting from their current
                                                                      market popularity. Invests the major portion of its
                                                                      assets in equity securities, primarily of U.S.
                                                                      issuers. Equity securities include common stocks and
                                                                      other equity instruments, such as convertible debt,
                                                                      depositary receipts, warrants, rights, interest in
                                                                      real estate investment trusts and preferred stocks.

                                     52

PIONEER VARIABLE CONTRACTS TRUST -         Pioneer Investment         Seeks capital appreciation by investing in a
  PIONEER MID-CAP VALUE VCT                Management, Inc.           diversified portfolio of securities consisting
PORTFOLIO                                  (Pioneer)                  primarily of common stocks. Normally, invests at
(CLASS I SHARES)                                                      least 80% of total assets in equity securities.
                                                                      Focuses its investments in equity securities of
                                                                      mid-size companies, that is, companies with market
                                                                      values within the range of market values of companies
                                                                      included in Standard & Poor's MidCap 400 Index.
                                                                      Normally, invests at least 65% of total assets in the
                                                                      securities of mid-size companies. Equity securities
                                                                      include common stocks and other equity instruments,
                                                                      such as convertible debt, depositary receipts,
                                                                      warrants, interests in real estate investment trusts
                                                                      and preferred stocks.

                                  APPENDIX IV
                        CONDENSED FINANCIAL INFORMATION
                  [TO BE UPDATED BY POST EFFECTIVE AMENDMENT]

                          FOR MASTER APPLICATIONS ONLY

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C STATE UNIVERSITY OF NEW YORK SUNY GROUP DEFERRED VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2002 AS WELL AS ALL CURRENT PROSPECTUSES PERTAINING TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

______ PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.81216-02) DATED MAY 1, 2002.


--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE


--------------------------------------------------------------------------------
                                      DATE


PRO.81216-02

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY


             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

                   Group Variable Annuity Contracts issued to
  The State University of New York (SUNY) Defined Contribution Retirement Plan

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 2002 describing contracts issued in connection with the Defined Contribution Plan for the State University of New York.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:


                                 Service Center
                                  PO Box 12894
                          Albany, New York 12212-2894
                                 1-800-677-4636

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS


                                                               Page
General Information and History                                  2
Variable Annuity Account C                                       2
Offering and Purchase of Contracts                               4
Performance Data                                                 4
       General                                                   4
       Average Annual Total Return Quotations                    5
Income Phase Payments                                           10
Sales Material and Advertising                                  11
Independent Auditors                                            11
Financial Statements of the Separate Account                    S-1
Financial Statements of ING Life Insurance and Annuity Company  F-1

                        GENERAL INFORMATION AND HISTORY


ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2001, the Company and its subsidiary life company had $____ billion invested through their products, including $____ billion in their separate accounts (of which the Company, or its affiliate ING Pilgrim Investments, LLC manages or oversees the management of $____ billion). The Company is ranked based on assets among the top ____% of all life insurance companies rated by A.M. Best Company as of December 31, 2000. The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

The Company has established the Service Center to provide administrative support to the contract holder and participants of the State University of New York Defined Contribution Retirement Plan (SUNY). This office will handle enrollments, billing, transfers, redemptions, and inquiries for all SUNY contract holders and participants. All forms and correspondence should be sent to the address listed on the cover of this Statement of Additional Information.


Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)


The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization.

The funds currently available under the contract are as follows:


ING VP ASCENT PORTFOLIO (CLASS R) (FORMERLY AETNA ASCENT VP)
ING VP BALANCED PORTFOLIO, INC. (CLASS R) (FORMERLY AETNA BALANCED VP, INC.)
ING VP BOND PORTFOLIO (CLASS R) (FORMERLY AETNA INCOME SHARES D/B/A AETNA BOND VP)
ING VP CROSSROADS PORTFOLIO (CLASS R)
(FORMERLY AETNA CROSSROADS VP)
ING VP GROWTH PORTFOLIO (CLASS R) (FORMERLY AETNA GROWTH VP)
ING VP GROWTH AND INCOME PORTFOLIO (CLASS R) (FORMERLY AETNA VARIABLE FUND D/B/A AETNA GROWTH AND INCOME VP)
ING VP INDEX PLUS LARGE CAP PORTFOLIO (CLASS R) (FORMERLY AETNA INDEX PLUS LARGE CAP VP)
ING VP INDEX PLUS MID CAP PORTFOLIO
(CLASS R) (FORMERLY AETNA INDEX PLUS MID CAP VP)
ING VP INDEX PLUS SMALL CAP PORTFOLIO (CLASS R) (FORMERLY AETNA INDEX PLUS SMALL CAP VP)
ING VP LEGACY PORTFOLIO (CLASS R) (FORMERLY AETNA LEGACY VP)
ING VP MONEY MARKET PORTFOLIO (CLASS R) (FORMERLY AETNA VARIABLE ENCORE FUND D/B/A AETNA MONEY MARKET VP)
ING VP SMALL COMPANY PORTFOLIO (CLASS R) (FORMERLY AETNA SMALL COMPANY VP)
ING VP TECHNOLOGY PORTFOLIO (CLASS R) (FORMERLY AETNA TECHNOLOGY VP)
ING VP VALUE OPPORTUNITY PORTFOLIO (CLASS R) (FORMERLY AETNA VALUE OPPORTUNITY VP)
ING VP EMERGING MARKETS FUND, INC. (FORMERLY PILGRIM EMERGING MARKETS FUND, INC.)
ING VP NATURAL RESOURCES TRUST (FORMERLY PILGRIM NATURAL RESOURCES TRUST)(1)
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS R) (FORMERLY PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO)
ING ALGER AGGRESSIVE GROWTH PORTFOLIO (SERVICE CLASS) (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) ALGER AGGRESSIVE GROWTH PORTFOLIO)
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (INITIAL CLASS) (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES
    PORTFOLIO)
ING MFS EMERGING EQUITIES PORTFOLIO (INITIAL CLASS) (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO)
ING MFS RESEARCH PORTFOLIO (INITIAL CLASS) (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO)
ING PIMCO TOTAL RETURN PORTFOLIO (SERVICE CLASS)
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO (INITIAL CLASS) (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH
    PORTFOLIO)
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (INITIAL CLASS) (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY
    PORTFOLIO)
AIM V.I. PREMIER EQUITY FUND (SERIES I) (FORMERLY AIM V.I. VALUE FUND)
CALVERT SOCIAL BALANCED PORTFOLIO
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (VIP) EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (VIP) GROWTH PORTFOLIO (INITIAL CLASS)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (VIP) HIGH INCOME PORTFOLIO (INITIAL CLASS)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND II (VIP II) ASSET MANAGER(SM) PORTFOLIO (INITIAL CLASS)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND II (VIP II) CONTRAFUND(R) PORTFOLIO (INITIAL CLASS)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND II (VIP II) INDEX 500 PORTFOLIO (INITIAL CLASS)
FRANKLIN SMALL CAP VALUE SECURITIES FUND (CLASS 2 SHARES) (FORMERLY FRANKLIN VALUE SECURITIES FUND)
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO (SERVICE SHARES)
JANUS ASPEN GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)
LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS VC SHARES)
LORD ABBETT MID-CAP VALUE PORTFOLIO (CLASS VC SHARES)
MFS(R) TOTAL RETURN SERIES
OPPENHEIMER GLOBAL SECURITIES FUND/VA
OPPENHEIMER STRATEGIC BOND FUND/VA
PIONEER EQUITY-INCOME VCT PORTFOLIO (CLASS I SHARES)
PIONEER FUND VCT PORTFOLIO (CLASS I SHARES)
PIONEER MID-CAP VALUE VCT PORTFOLIO (CLASS I SHARES)


   (1)Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS


The Company is the depositor and the Company's subsidiary, ING Financial Advisers, LLC (IFA) serves as the principal underwriter for the contracts. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. IFA' principal office is located at 151 Farmington Avenue, Hartford, Connecticut. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of IFA or of other registered broker-dealers who have entered into sales arrangements with IFA. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."


                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," calculated in an identical manner but including additional periods.


The standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

                   TR = ((ERV/P) TO THE POWER OF 1/N) - 1
Where:
TR = The standardized returns net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P = A hypothetical initial payment of $1,000.
N = The number of years in the period.


The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, and any applicable administrative expense charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The total return figures shown below may differ from actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures are calculated in a similar manner, except that they may also include monthly, quarterly, year-to-date and three-year periods and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED


The tables below reflect the average annual standardized and non-standardized total return quotation figures for the period ended December 31, 2001 for the subaccounts under the contract issued by the Company. These returns reflect investment advisory fees and all other expenses of the funds, as well as annual deductions from the Separate Account as follows: a 1.25% annual deduction from all subaccounts prior to December 11, 2001, and beginning December 11, 2001 a 1.00% annual deduction from the Separate Account for all ING Fund subaccounts, and a 1.10% annual deduction for all Non-ING subaccounts. As of May 1, 2002, the annual deduction for the ING VP Money Market Portfolio was reduced to 0.35%. If these charges had been in effect during all periods shown, total return figures would be higher. For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING MFS Emerging Equities Portfolio (Initial Class), ING MFS Research Portfolio (Initial Class), ING Scudder International Growth Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the ING portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the ING portfolio.

                   [STANDARDIZED AND NON-STANDARDIZED TABLES
                   TO BE UPDATED BY POST EFFECTIVE AMENDMENT]


                                                                                                                          DATE
                                                                                                                      CONTRIBUTIONS
                                                                               STANDARDIZED                          FIRST RECEIVED
                                                                                                                        UNDER THE
                                                                                                                    SEPARATE ACCOUNT
                                                                                                      SINCE
                             SUBACCOUNT                             1 YEAR    5 YEAR    10 YEAR     INCEPTION*

ING VP Ascent Portfolio (Class R)
ING VP Balanced Portfolio, Inc. (Class R)(1)
ING VP Bond Portfolio (Class R)(1)
ING VP Crossroads Portfolio (Class R)
ING VP Growth Portfolio (Class R)
ING VP Growth and Income Portfolio (Class R)(1)
ING VP Index Plus Large Cap Portfolio (Class R)
ING VP Index Plus Mid Cap Portfolio (Class R)
ING VP Index Plus Small Cap Portfolio (Class R)
ING VP Legacy Portfolio (Class R)
ING VP Money Market Portfolio (Class R)(1)(2)
ING VP Small Company Portfolio (Class R)
ING VP Technology Portfolio (Class R)
ING VP Value Opportunity Portfolio (Class R)
ING VP Emerging Markets Fund, Inc.
ING VP Natural Resources Trust
ING VP SmallCap Opportunities Portfolio (Class R)
ING Alger Aggressive Growth Portfolio (Service Class)

ING MFS Capital Opportunities Portfolio (Initial Class)
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)

ING MFS Emerging Equities Portfolio (Initial Class)
Alger American Small Cap/ING MFS Emerging Equities(3)

ING MFS Research Portfolio (Initial Class)
American Century VP Capital Appreciation/ING MFS Research(3)

ING PIMCO Total Return Portfolio (Service Class)

ING Scudder International Growth Portfolio (Initial Class)
Scudder VLIF International/ING Scudder International Growth(3)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)
Alger American Growth/ING T. Rowe Price Growth Equity(3)

AIM V.I. Premier Equity Fund (Series I)
Calvert Social Balanced Portfolio(1)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
Fidelity(R) VIP Growth Portfolio (Initial Class)
Fidelity(R) VIP High Income Portfolio (Initial Class)
Fidelity(R) VIP II Asset Manager(SM) Portfolio (Initial Class)
Fidelity(R) VIP II Contrafund(R) Portfolio (Initial Class)
Fidelity(R) VIP II Index 500 Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2 Shares)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)
Janus Aspen Capital Appreciation Portfolio (Service Shares)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Lord Abbett Growth and Income Portfolio (Class VC Shares)
Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)
MFS(R) Total Return Series
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pioneer Equity-Income VCT Portfolio (Class I Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Mid-Cap Value VCT Portfolio (Class I Shares)

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was _____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.
(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.


                                                                                                                            FUND
                                                                                   NON-STANDARDIZED                       INCEPTION
                                                                                                                            DATE
                                                                                                             SINCE
               SUBACCOUNT                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS  INCEPTION**

ING VP Ascent Portfolio (Class R)
ING VP Balanced Portfolio, Inc. (Class R)(1)
ING VP Bond Portfolio (Class R)(1)
ING VP Crossroads Portfolio (Class R)
ING VP Growth Portfolio (Class R)
ING VP Growth and Income Portfolio (Class R)(1)
ING VP Index Plus Large Cap Portfolio (Class R)
ING VP Index Plus Mid Cap Portfolio (Class R)
ING VP Index Plus Small Cap Portfolio (Class R)
ING VP Legacy Portfolio (Class R)
ING VP Money Market Portfolio (Class R)(1)(2)
ING VP Small Company Portfolio (Class R)
ING VP Technology Portfolio (Class R)
ING VP Value Opportunity Portfolio (Class R)
ING VP Emerging Markets Fund, Inc.
ING VP Natural Resources Trust
ING VP SmallCap Opportunities Portfolio (Class R)
ING Alger Aggressive Growth Portfolio (Service Class)

ING MFS Capital Opportunities Portfolio (Initial Class)
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)

ING MFS Emerging Equities Portfolio (Initial Class)
Alger American Small Cap/ING MFS Emerging Equities(3)

ING MFS Research Portfolio (Initial Class)
American Century VP Capital Appreciation/ING MFS Research(3)

ING PIMCO Total Return Portfolio (Service Class)

ING Scudder International Growth Portfolio (Initial Class)
Scudder VLIF International/ING Scudder International Growth(3)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)
Alger American Growth/ING T. Rowe Price Growth Equity(3)

AIM V.I. Premier Equity Fund (Series I)
Calvert Social Balanced Portfolio(1)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)(1)
Fidelity(R) VIP Growth Portfolio (Initial Class)
Fidelity(R) VIP High Income Portfolio (Initial Class)(1)
Fidelity(R) VIP II Asset Manager(SM) Portfolio (Initial Class)
Fidelity(R) VIP II Contrafund(R) Portfolio (Initial Class)
Fidelity(R) VIP II Index 500 Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2 Shares)
Janus Aspen Aggressive Growth Portfolio (Institutional Shares)
Janus Aspen Capital Appreciation Portfolio (Service Shares)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Lord Abbett Growth and Income Portfolio (Class VC Shares)
Lord Abbett Mid-Cap Value Portfolio (Class VC Shares)
MFS(R) Total Return Series
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pioneer Equity-Income VCT Portfolio (Class I Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Mid-Cap Value VCT Portfolio (Class I Shares)

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was _____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.

(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                             INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the Contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable annuity payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation

(assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS


Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements and review of filings made with the SEC.

[Financial Statements to be Filed by Amendment]

Form No. SAI.81216-02                                         ALIAC Ed. May 2002

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a) Financial Statements:
        (1)      Included in Part A:*
                 Performance Information and Condensed Financial Information
        (2)      Included in Part B:*
                 Financial Statements of Separate Account One:
                 -   Independent Auditors' Report
                 -   Statement of Assets and Liabilities as of December 31, 2001
                 - Combined Statements of Operations and Changes in Contract Owner's Equity for the years ended December 31, 2001 and December 31, 2000
                 -   Notes to Financial Statements
                 Financial Statements of the Depositor:
                 -   Independent Auditors' Report
                 -   Statutory-Basis Statements of Admitted Assets,
                     Liabilities, Surplus and Other Funds as of December 31, 2001 and 2000
                 - Statutory-Basis Statements of Operations for the years ended December 31, 2001 and 2000 - Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2001 and 2000
                 - Statutory-Basis Statement of Cash Flows for the years ended December 31, 2001 and 2000
                 -   Notes to Statutory Basis Financial Statements

*To be filed by amendment

    (b) Exhibits
        (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)
        (2)    Not applicable
        (3.1)  Broker-Dealer Agreement(2)
        (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
        (3.3) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc.
               (AISI) and Letter of Assignment to AISI(4)
        (3.4) Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(4)
        (4.1)  Variable Annuity Contract (G-401-IB(X/M))(5)
        (4.2)  Variable Annuity Contract (G-CDA-IB(XC/SM))(5)

        (4.3) Endorsement (EGET-IC(R)) to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM)(3)
        (4.4) Endorsement (ESUNYSDO97) to Contracts G-CDA-IB(XC/SM) and G-401-IB(X/M)(6)
        (4.5) Endorsement (ESU401-01) to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M)(7)
        (4.6) Endorsement (ESU403-01) to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M)(7)
        (4.7)  Endorsement EEGTRRA-HEG(01) to Contracts G-401-IB(X/M) and
               G-CDA-IB(XC/SM) and Contract Certificate GC401-IB(X/M)
        (4.8)  Form of Endorsement ESUNY-02 to Contracts G-401-IB(X/M) and
               G-CDA-IB(XC/SM) and Contract Certificate GC401-IB(X/M)
        (5)    Variable Annuity Contract Application (300-MOP-IB)(8)
        (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(9)
        (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(10)
        (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(11)
        (7)    Not applicable
        (8.1) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(2)
        (8.2) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(12)
        (8.3) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc., on behalf of each of its series and Aeltus Investment Management, Inc.(13)
        (8.4) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna

               Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(14)
        (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(14)
        (8.6) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(15)
        (8.7) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
        (8.8) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(13)
        (8.9) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sales of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolio, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(14)

        (8.10) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(16)
        (8.11) Fund Participation Agreement dated December 1, 1997 among Calvert
               Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(17)
        (8.12) Service Agreement dated December 1, 1997 between Calvert Asset
               Management Company, Inc. and Aetna Life Insurance and Annuity Company(17)
        (8.13) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(10)
        (8.14) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
               Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
               1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(18)
        (8.15) Sixth Amendment dated November 6, 1997 to the Fund Participation
               Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(19)
        (8.16) Seventh Amendment dated as of May 1, 1998 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)
        (8.17) Eighth Amendment dated December 1, 1999 to Fund Participation
               Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(13)
        (8.18) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(10)
        (8.19) Fifth Amendment dated as of May 1, 1997 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
               and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(18)
        (8.20) Sixth Amendment dated as of January 20, 1998 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(20)
        (8.21) Seventh Amendment dated as of May 1, 1998 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)
        (8.22) Eighth Amendment dated December 1, 1999 to Fund Participation
               Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996, May 1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(14)
        (8.23) Service Agreement dated as of November 1, 1995 between Aetna Life
               Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(21)
        (8.24) Amendment dated January 1, 1997 to Service Agreement dated as of
               November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(18)
        (8.25) Service Contract dated May 2, 1997 between Fidelity Distributors
               Corporation and Aetna Life Insurance and Annuity Company(13) (8.26) Fund Participation Agreement dated December 8, 1997 among Janus
               Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(22)
        (8.27) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company(12)
        (8.28) Second Amendment dated December 1, 1999 to Fund Participation
               Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(23)
        (8.29) Amendment dated as of August 1, 2000 to Fund Participation
               Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(24)
        (8.30) Service Agreement dated December 8, 1997 between Janus Capital
               Corporation and Aetna Life Insurance and Annuity Company(22)

        (8.31) First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(24)
        (8.32) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(24)
        (8.33) Fund Participation Agreement dated December 1, 1988 and amended
               February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust(3)
        (8.34) Fund Participation Agreement dated April 28, 1994 between Aetna
               Life Insurance and Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation(25)
        (8.35) Fund Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(2)
        (8.36) Fourth Amendment dated May 1, 1998 to the Fund Participation
               Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(26)
        (8.37) Fifth Amendment dated May 1, 1998 to Fund Participation
               Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company(27)
        (8.38) Fifth Amendment dated July 1, 1999 to Fund Participation
               Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Service Company(28)
        (8.39) Sixth Amendment dated November 17, 2000 to the Fund
               Participation Agreement dated April 30, 1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998
               and July 1, 1999 between Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company(4)
        (8.40) Fund Participation Agreement dated March 11, 1997 between Aetna
               Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(29)
        (8.41) First Amendment dated December 1, 1999 to Fund Participation
               Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(13)

        (8.42) Service Agreement effective as of March 11, 1997 between
               Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(29)
        (8.43) Fund Participation Agreement among Pilgrim Variable Products
               Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(30)
        (9)    Opinion and Consent of Counsel*
        (10)   Consent of Independent Auditors*
        (11)   Not applicable
        (12)   Not applicable
        (13)   Schedule for Computation of Performance Data(31)
        (14.1) Powers of Attorney(32)
        (14.2) Authorization for Signatures(3)

*To be filed by amendment

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 17, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 12, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 33-81216), as filed on December 4, 2001.
8. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 13, 1998.
9. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
12. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
13. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
14. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
15. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

16. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 26, 2000.
17. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
19. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
21. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
22. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
23. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
24. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
25. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.
26. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
27. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
28. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.
29. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
30. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
31. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 15, 1998.
32. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR*

NAME AND PRINCIPAL
BUSINESS ADDRESS                                    POSITIONS AND OFFICES WITH DEPOSITOR
------------------                                  ------------------------------------
Thomas J. McInerney**                               Director and President

Wayne R. Huneke***                                  Director and Chief Financial Officer

Robert C. Salipante****                             Director

P. Randall Lowery***                                Director

Mark A. Tullis***                                   Director

Deborah Koltenuk**                                  Vice President and Corporate Controller

Paula Cludray-Engelke****                           Secretary

Brian Murphy**                                      Vice President and Chief Compliance Officer

   * These individuals may also be directors and/or officers of other affiliates of the Company.

  ** The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

 *** The principal business address of these directors and officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

**** The principal business address of this Director and this Officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of December 31, 2001, there were 623,096 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28.      INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940
         Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and officers of the Principal
         Underwriter:

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    PRINCIPAL UNDERWRITER
------------------                                  --------------------------
Marie Augsberger*                                   Director and President

Robert L. Francis**                                 Director and Senior Vice President

Allan Baker*                                        Chairman of the Board and Senior Vice
                                                    President

Steven A. Haxton*                                   Senior Vice President

Willard I. Hill, Jr.*                               Senior Vice President

Deborah Koltenuk*                                   Vice President, Treasurer and Chief Financial
                                                    Officer

Therese Squillacote*                                Vice President and Chief Compliance Officer

Paula Cludray-Engelkey***                           Secretary

Jeffrey R. Berry*                                   Chief Legal Officer

William T. Abramowicz                               Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                                Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley****                                Vice President

Reginald Bowen*                                     Vice President

Steven M. Bresler                                   Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111

David Brounley****                                  Vice President

Daniel P. Charles                                   Vice President
5 Penn Plaza, 11th Fl.
New York, NY 10001-1879

Brian D. Comer*                                     Vice President

John B. Finigan, Jr.                                Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian K. Haendiges*                                 Vice President

Brian P. Harrington                                 Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon*****                           Vice President

William S. Jasien*****                              Vice President

Christina Lareau*                                   Vice President

Jess D. Kravitz**                                   Vice President

George D. Lessner, Jr.                              Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Susan J. Lewis                                      Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

James F. Lille                                      Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

W. Michael Montgomery                               Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Pamela Mulvey*                                      Vice President

Scott T. Neeb**                                     Vice President

Patrick F. O'Christie                               Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Ethel Pippin*                                       Vice President

Paulette Playce                                     Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                                  Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                                  Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Terran Titus*                                       Vice President

Mark Woolhiser                                      Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                                    Assistant Vice President

Allissa Archer Obler***                             Assistant Secretary

Loralee Ann Renelt***                               Assistant Secretary

Rebecca A. Schoff***                                Assistant Secretary

Glenn Allan Black******                             Tax Officer

Joseph J. Elmy*                                     Tax Officer

G. Michael Fell******                               Tax Officer

* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156

** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375,
       Pleasanton, California 94588

*** The principal business address of these directors and officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401

**** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067

***** The principal business address of these officers is 10740 Nall Ave., Ste. 120, Overland Park, Kansas 66211

****** The principal business address of these officers is 5780 Powers Ferry
       Road, N.W., Atlanta, Georgia 30327

     (c) Compensation from January 1, 2001 to December 31, 2001#::

    (1)                        (2)                       (3)                (4)                  (5)

NAME OF                  NET UNDERWRITING           COMPENSATION ON
PRINCIPAL                DISCOUNTS AND              REDEMPTION OR         BROKERAGE
UNDERWRITER              COMMISSIONS                ANNUITIZATION         COMMISSIONS         COMPENSATION
-----------              ----------------           ---------------       -----------         ------------
Aetna                                                                                             $
Investment
Services, LLC

# To be filed by amendment.


ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

                           and

                      Aetna Service Center
                      18 Corporate Woods Blvd., Fourth Floor
                      P.O. Box 12894
                      Albany, New York  12212-2894

ITEM 31.      MANAGEMENT SERVICES

     Not applicable

ITEM 32.      UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-81216) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 15th day of February, 2002.

                                      VARIABLE ANNUITY ACCOUNT C OF AETNA
                                      LIFE INSURANCE AND ANNUITY COMPANY
                                         (REGISTRANT)

                                  By: AETNA LIFE INSURANCE AND ANNUITY
                                      COMPANY
                                        (DEPOSITOR)

                                  By: Thomas J. McInerney*
                                      ------------------------------------------
                                      Thomas J. McInerney
                                      President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                              TITLE                                            DATE
---------                              -----                                            ----
Thomas J. McInerney*                   Director and President                      )
-------------------------------------  (principal executive officer)               )
Thomas J. McInerney                                                                )
                                                                                   )
Wayne R. Huneke*                       Director and Chief Financial Officer        )   February
-------------------------------------                                              )   15, 2002
Wayne R. Huneke                                                                    )
                                                                                   )
Randy Lowery*                          Director                                    )
-------------------------------------                                              )
Randy Lowery                                                                       )
                                                                                   )
Robert C. Salipante*                   Director                                    )
-------------------------------------                                              )
Robert C. Salipante                                                                )
                                                                                   )
Mark A. Tullis*                        Director                                    )
-------------------------------------                                              )
Mark A. Tullis                                                                     )
                                                                                   )
Deborah Koltenuk*                      Corporate Controller                        )
-------------------------------------                                              )
Deborah Koltenuk                                                                   )

By: /s/  Julie E. Rockmore
    ---------------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C

                                  EXHIBIT INDEX

EXHIBIT NO.             EXHIBIT
-----------             -------
99-B.9                  Opinion and Consent of Counsel                                                        *
                                                                                                       -----------------

99-B.10                 Consent of Independent Auditors                                                       *
                                                                                                       -----------------

99-B.4.7                Endorsement EEGTRRA-HEG(01) to Contracts
                        G-401-IB(X/M) and G-CDA-IB(XC/SM) and Contract
                        Certificate GC401-IB(X/M)
                                                                                                       -----------------

99-B.4.8                Form of Endorsement ESUNY-02 to Contracts G-401-IB(X/M)
                        and G-CDA-IB(XC/SM) and Contract Certificate GC401-
                        IB(X/M)
                                                                                                       -----------------

*To be filed by amendment